Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund May 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.79%
Corporate Revenue Bond - 1.23%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	2,600,000	$2,385,240
		2,385,240
Education Revenue Bonds - 21.25%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	850,000	814,377
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,177,963
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	256,947
Series A 5.00% 7/1/45	230,000	233,123
Columbia Heights Charter School Lease Revenue
(Prodeo Academy Project) Series A 5.00% 7/1/54	1,000,000	883,010
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,050,950
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A
5.00% 11/1/48	1,000,000	1,004,050
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	679,925
Series A 5.75% 8/1/44	585,000	611,617
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	238,309
Series A 5.00% 7/1/47	710,000	703,724
(Parnassus Preparatory School Project) Series A
5.00% 11/1/47	650,000	658,509
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	167,485
Series A 5.00% 7/1/44	495,000	495,520
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,009,350
Series A 5.00% 7/1/47	800,000	792,928
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	704,805
144A 5.00% 8/1/53 #	570,000	558,207

NQ- 313 [5/20] 7/20 (1236736) 1

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	800,000	$795,160
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	1,540,920
(Carleton College) 4.00% 3/1/37	635,000	727,647
(Gustavus Adolphus College) 5.00% 10/1/47	1,000,000	1,077,990
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	258,605
4.00% 5/1/25	200,000	205,912
4.00% 5/1/26	100,000	102,407
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	561,794
Series A 5.00% 10/1/45	670,000	705,811
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	236,878
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	237,326
Series 8-G 5.00% 12/1/32	205,000	236,215
Series 8-N 4.00% 10/1/34	800,000	886,456
Series 8-N 4.00% 10/1/35	590,000	651,466
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	312,060
Series B 5.00% 10/1/39	770,000	797,258
(University of St. Thomas)
4.00% 10/1/37	500,000	552,955
4.00% 10/1/41	1,000,000	1,089,170
4.00% 10/1/44	950,000	1,027,463
Series A 4.00% 10/1/35	400,000	429,236
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,357,783
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	770,000	781,450
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	510,000
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,750,000	1,550,430
(Great River School Project) Series A 144A
5.50% 7/1/52 #	265,000	261,486

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	$532,830
Series A 6.00% 9/1/51	3,500,000	3,767,085
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,297,546
Series A 4.125% 9/1/47	500,000	504,500
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,534,350
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,628,501
Series A 5.00% 9/1/40	900,000	1,103,715
Series A 5.00% 9/1/41	620,000	758,489
		41,061,693
Electric Revenue Bonds - 6.02%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,602,210
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	547,467
Series A 5.00% 12/1/26	360,000	399,928
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	194,908
5.00% 10/1/47	745,000	897,121
Series A 5.00% 10/1/28	500,000	590,160
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/26	500,000	615,435
5.00% 1/1/28	500,000	609,625
5.00% 1/1/29	470,000	569,912
5.00% 1/1/33	225,000	272,698
5.00% 1/1/34	200,000	241,548
Series A 5.00% 1/1/24	335,000	373,428
Puerto Rico Electric Power Authority
Series A 5.05% 7/1/42 ‡	165,000	101,887
Series AAA 5.25% 7/1/25 ‡	95,000	58,900
Series CCC 5.25% 7/1/27 ‡	650,000	403,000
Series WW 5.00% 7/1/28 ‡	585,000	361,237
Series XX 4.75% 7/1/26 ‡	105,000	64,313
Series XX 5.25% 7/1/40 ‡	295,000	182,900
Series XX 5.75% 7/1/36 ‡	370,000	231,250
Series ZZ 4.75% 7/1/27 ‡	85,000	52,063

NQ- 313 [5/20] 7/20 (1236736) 3

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority
Series ZZ 5.25% 7/1/24 ‡	130,000	$80,600
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	552,186
Series A 5.00% 12/1/35	500,000	611,445
Series A 5.00% 12/1/36	520,000	634,098
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	475,004
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	914,336
		11,637,659
Healthcare Revenue Bonds - 33.83%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	366,824
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,005,110
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	762,124
5.00% 9/1/43	535,000	536,182
5.00% 9/1/58	1,175,000	1,149,420
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	560,000	336,543
4th Tier Series D 7.00% 1/1/37	515,000	402,452
4th Tier Series D 7.25% 1/1/52	1,500,000	1,115,070
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities
Project) Series A 5.50% 12/1/48	1,280,000	1,057,869
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	1,475,000	1,389,715
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A
5.50% 11/1/35	645,000	552,430
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	186,825
5.00% 9/1/52	1,500,000	1,223,430
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,350,975

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	$749,709
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	1,004,439
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/51 #	870,000	839,333
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	282,686
Series A 5.00% 4/1/40	315,000	262,726
Series A 5.00% 4/1/48	185,000	148,089
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,618,650
Series A 5.00% 2/15/48	1,590,000	1,775,887
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	2,000,000	2,121,020
6.00% 6/15/39	1,000,000	1,059,310
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	190,358
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	674,505
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	165,000	140,314
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,212,658
5.00% 5/1/26	1,300,000	1,509,521
5.00% 5/1/29	500,000	582,225
(North Memorial Health Care) 5.00% 9/1/30	610,000	687,061
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	901,100
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,028,900
Series A 5.00% 11/15/33	1,200,000	1,348,152
Series A 5.00% 11/15/34	500,000	559,780
Series A 5.00% 11/15/44	1,000,000	1,099,130
Series A 5.00% 11/15/49	1,450,000	1,630,887

NQ- 313 [5/20] 7/20 (1236736) 5

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	$1,556,571
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	512,081
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	391,315
4.20% 8/1/49	1,500,000	1,155,540
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	452,105
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	176,220
Series A 6.875% 12/1/48	800,000	815,240
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,851,039
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	377,639
5.00% 7/1/27	245,000	268,513
5.00% 7/1/28	225,000	246,181
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,089,925
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	748,193
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	138,273
5.00% 9/1/34	105,000	114,941
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	269,263
5.00% 5/1/48	3,900,000	4,542,096
Unrefunded Balance 5.125% 5/1/30	15,000	15,035
Series A 4.00% 5/1/37	1,440,000	1,550,693
Series A 5.00% 5/1/46	2,000,000	2,230,380
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	855,520
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	665,350

6 NQ- 313 [5/20] 7/20 (1236736)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 5.00% 11/15/47	485,000	$544,058
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,418,234
Series A 5.00% 7/1/29	1,000,000	1,145,930
Series A 5.00% 7/1/32	900,000	1,015,884
Series A 5.00% 7/1/33	1,540,000	1,731,699
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,433,117
Series A 5.15% 11/1/42	775,000	746,054
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	808,020
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,391,610
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/39	400,000	362,040
4.00% 8/1/38	250,000	228,480
4.00% 8/1/44	350,000	309,274
5.00% 8/1/54	350,000	351,820
		65,369,742
Housing Revenue Bonds - 1.63%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project)
5.00% 5/1/54	1,000,000	963,610
Minneapolis – St. Paul Housing Finance Board Single
Family Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	7,456	7,461
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	117,104
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,301,431
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,083
		3,139,689

NQ- 313 [5/20] 7/20 (1236736) 7

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds - 2.42%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	$1,918,333
Series A 5.00% 6/1/43	1,000,000	1,091,280
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,662,116
		4,671,729
Local General Obligation Bonds - 7.51%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	1,000,000	1,229,830
Duluth General Obligation Entertainment Convention
Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,213,170
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	507,716
Series A 4.20% 3/1/34	750,000	685,913
Hennepin County
Series A 5.00% 12/1/37	910,000	1,150,923
Series C 5.00% 12/1/37	2,500,000	3,111,675
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,205,630
Series A 5.00% 2/1/29	1,000,000	1,204,090
Series A 5.00% 2/1/31	1,000,000	1,200,000
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	189,862
Series A 4.00% 2/1/37	215,000	254,149
Series A 4.00% 2/1/38	220,000	259,208
Series B 4.00% 2/1/36	335,000	397,524
Series B 4.00% 2/1/37	445,000	526,030
Series B 4.00% 2/1/38	465,000	547,872
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	833,761
		14,517,353
Pre-Refunded/Escrowed to Maturity Bonds - 4.03%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A
5.50% 7/1/43-23§	500,000	577,660
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22§	325,000	361,091
Series 7-Q 5.00% 10/1/26-22§	280,000	311,094

8 NQ- 313 [5/20] 7/20 (1236736)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Nova Classical Academy Project) Series A
6.625% 9/1/42-21§	1,500,000	$1,617,615
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	342,826
Series A 5.00% 11/15/30-25§	205,000	255,561
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24§	500,000	583,240
Series A 5.00% 1/1/33-24§	750,000	874,860
Series A 5.00% 1/1/34-24§	450,000	524,916
Series A 5.00% 1/1/40-24§	2,000,000	2,332,960
		7,781,823
Special Tax Revenue Bonds - 5.07%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	284,370
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	200,250
4.00% 3/1/30	260,000	255,473
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	700,329
4.00% 3/1/27	650,000	643,169
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,005,000	3,906,958
Series A-1 5.00% 7/1/58	275,000	275,897
Series A-2 4.536% 7/1/53	3,000,000	2,821,950
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	710,880
		9,799,276
State General Obligation Bonds - 9.02%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	920,000	562,350
Minnesota
Series A 5.00% 8/1/27	750,000	921,713
Series A 5.00% 8/1/29	1,000,000	1,222,090
Series A 5.00% 8/1/33	660,000	858,218
Series A 5.00% 10/1/33	2,000,000	2,540,720
Series A 5.00% 8/1/34	2,185,000	2,832,153

NQ- 313 [5/20] 7/20 (1236736) 9

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24	985,000	$1,048,601
Series D 5.00% 8/1/26	1,000,000	1,269,170
Series D 5.00% 8/1/27	1,000,000	1,265,700
Series E 5.00% 10/1/26	1,085,000	1,383,766
(Various Purposes)
Series A 5.00% 8/1/32	1,915,000	2,251,159
Series A 5.00% 8/1/38	1,000,000	1,277,470
		17,433,110
Transportation Revenue Bonds - 6.57%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	1,475,151
Series C 5.00% 1/1/46	185,000	211,644
(Subordinate)
Series A 5.00% 1/1/32	500,000	558,970
Series A 5.00% 1/1/49	1,500,000	1,774,530
Series B 5.00% 1/1/29	2,130,000	2,257,395
Series B 5.00% 1/1/44 (AMT)	4,000,000	4,680,480
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,744,350
		12,702,520
Water & Sewer Revenue Bonds - 1.21%
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,149,585
Series C 4.00% 3/1/32	1,000,000	1,181,920
		2,331,505
Total Municipal Bonds (cost $192,718,612)		192,831,339

Total Value of Securities – 99.79%
(cost $192,718,612)		192,831,339
Receivables and Other Assets Net of Liabilities – 0.21%		405,527
Net Assets Applicable to 18,180,566 Shares Outstanding – 100.00%		$193,236,866

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2020, the aggregate value of Rule 144A securities was $5,530,521, which represents
2.86% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

10 NQ- 313 [5/20] 7/20 (1236736)

(Unaudited)

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
USD – US Dollar

NQ- 313 [5/20] 7/20 (1236736) 11